FAIR VALUE MEASUREMENTS	3 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 7. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3:Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.
At March 31, 2023, investments held in the Trust Account were comprised of $21,124,955 in cash and cash equivalents, which was transferred from a Trust Account comprised of money market funds that were invested primarily in U.S. Treasury Securities.
The Company utilizes a Modified Black Scholes model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liabilities are determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The Company had no transfers out of Level 3 for the three months ended March 31, 2023 and March 31, 2022. The fair value of the Public Warrants issued in connection with the Initial Public Offering are measured based on the listed market price of such warrants, a Level 1 measurement.
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2023 by level within the fair value hierarchy:

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable
	(Level 1)	(Level 2)	Inputs (Level 3)
Assets:
Investments held in Trust Account – cash and cash equivalents	$21,124,955	$—	$—
Liabilities:
Derivative public warrant liabilities	$352,353	$—	$—
Derivative private warrant liabilities	$—	$—	$381,386
Total Fair Value	$21,477,308	$—	$381,386
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 by level within the fair value hierarchy:

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable
	(Level 1)	(Level 2)	Inputs (Level 3)
Assets:
Investments held in Trust Account – money market funds	$282,284,619	$—	$—
Liabilities:
Derivative public warrant liabilities	91,126	—	—
Derivative private warrant liabilities	—	—	381,386
Total Fair Value	$282,375,745	$—	$381,386
The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants(1):

	At March 8, 2021 (Initial	As of December 31,	As of March 31,
	Measurement)	2022	2023
Stock price	10.02	10.09	10.11
Strike price	11.50	11.50	11.50
Probability of completing a Business Combination	90.0%	40.00%	40.00%
Remaining term (in years)	5.5	2.89	2.53
Volatility	15.00%	3.00%	3.00%
Risk-free rate	0.96%	4.20%	3.89%
Fair value of warrants	0.86	0.07	0.07
_________________
(1)The expected term of the Private Placement Warrants has been adjusted to 2.53 and 2.89 as of March 31, 2023 and December 31, 2022, respectively, due to multiple factors, including an expected additional 3-6 months duration of the Private Placement Warrants as a result of the extension of the date by which the Company has to consummate a business combination from March 8, 2023 to September 30, 2023. Additionally, weighted probability factors contribute to the decrease in term from the remaining 5.5 years per the previous date valued at March 8, 2021.The following tables provides a summary of the changes in the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis:
As of March 31, 2023

	Level 1	Level 3	Warrant Liabilities
Fair value as of December 31, 2022	91,126	381,386	472,512
Change in valuation inputs or other assumptions	261,227	—	261,227
Fair value as of March 31, 2023	$352,353	$381,386	$733,739
As of March 31, 2022

	Level 1	Level 3	Warrant Liabilities
Fair value as of December 31, 2021	4,677,805	8,662,912	13,340,717
Change in valuation inputs or other assumptions	(2,187,034)	108,967	(2,078,067)
Fair value as of March 31, 2022	2,490,771	8,771,879	11,262,650
NOTE 8. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3:Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.
At December 31, 2022, investments held in the Trust Account were comprised of $282,284,619 in money market funds which are invested primarily in U.S. Treasury Securities. As of December 31, 2022, the Company did not withdraw any interest income from the Trust Account.
The Company utilizes a Modified Black Scholes model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liabilities are determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement for the years ended
December 31, 2022 and 2021, and the Company had no transfers out of Level 3 for the years ended December 31, 2022 and 2021.
The fair value of the Public Warrants issued in connection with the Initial Public Offering are measured based on the listed market price of such warrants, a Level 1 measurement.
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 by level within the fair value hierarchy:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market funds	$282,284,619	$—	$—
Liabilities:
Derivative public warrant liabilities	91,126	—	—
Derivative private warrant liabilities	—	—	381,386
Total Fair Value	$282,375,745	$—	$381,386
The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants(1):

	At March 8, 2021 (Initial Measurement)	As of December 31, 2021	As of December 31, 2022
Stock price	10.02	9.90	10.09
Strike price	11.50	11.50	11.50
Probability of completing a Business Combination	90.0%	100%	40%
Remaining term (in years)	5.5	5.0	2.89
Volatility	15.00%	22.00%	3.00%
Risk-free rate	0.96%	1.26%	4.20%
Fair value of warrants	0.86	1.59	0.07
__________________
(1)The expected term of the Private Placement Warrants has been adjusted to 2.89 as of December 31, 2022 due to multiple factors, including an expected additional 3-6 months duration of the Private Placement Warrants as a result of the extension of the date by which the Company has to consummate a business combination from March 8, 2023 to September 30, 2023. Additionally, weighted probability factors contribute to the decrease in term from the remaining 5 years per the previous date valued at December 31, 2021.
The following table provides a summary of the changes in the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis:

	Level 3	Level 1	Warrant Liabilities
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement at March 8, 2021	9,152,167	4,730,000	13,882,167
Initial measurement of over-allotment warrants	545,935	488,811	1,034,746
Change in valuation inputs or other assumptions	(1,035,190)	(541,006)	(1,576,196)
Fair value as of December 31, 2021	8,662,912	4,677,805	13,340,717
Change in valuation inputs or other assumptions	(8,281,526)	(4,586,679)	(12,868,205)
Fair value as of December 31, 2022	$381,386	$91,126	$472,512